BUSINESS ACQUISITION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Common Stock, Shares, Outstanding	17,411,217	16,510,563
Common Stock, Shares Authorized	4,500,000,000	4,500,000,000
Business Combination, Acquisition Related Costs	$ 30,000
Share Price	$ 2.20
Business Combination, Consideration Transferred	$ 2,035,288
Goodwill	1,010,489
Finite-Lived Intangible Assets, Gross	1,010,489
Asset Impairment Charges	1,810,116
Goodwill, Acquired During Period	$ 0	$ 0